Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings:
Bank loans	¥ 3,889,100	¥ 2,419,210
Long-term borrowings, current portion:
Bank loans	934,976	124,500
Asset-backed securities	185,864	637,359
Asset-backed notes	242,995	0
Total current borrowings	5,252,935	3,181,069
Long-term borrowings:
Bank loans	5,562,837	4,328,880
Other loans	0	100,000
Asset-backed securities	0	184,177
Asset-backed notes	87,945	0
Total non-current borrowings	5,650,782	4,613,057
Total borrowings	¥ 10,903,717	¥ 7,794,126